INVESTMENT PROPERTIES - Key valuation metrics by country (Details) - Income-producing properties	Dec. 31, 2023	Dec. 31, 2022
Weighted average | Discount rate
Investment Properties:
Key valuation metrics	7.05%	6.50%
Weighted average | Terminal capitalization rate
Investment Properties:
Key valuation metrics	6.07%	5.66%
Maximum | Discount rate
Investment Properties:
Key valuation metrics	10.50%	11.00%
Maximum | Terminal capitalization rate
Investment Properties:
Key valuation metrics	9.25%	10.00%
Minimum | Discount rate
Investment Properties:
Key valuation metrics	5.60%	4.75%
Minimum | Terminal capitalization rate
Investment Properties:
Key valuation metrics	4.75%	4.25%
Canada | Weighted average | Discount rate
Investment Properties:
Key valuation metrics	6.55%	6.26%
Canada | Weighted average | Terminal capitalization rate
Investment Properties:
Key valuation metrics	5.39%	5.19%
Canada | Maximum | Discount rate
Investment Properties:
Key valuation metrics	7.50%	7.25%
Canada | Maximum | Terminal capitalization rate
Investment Properties:
Key valuation metrics	6.50%	6.50%
Canada | Minimum | Discount rate
Investment Properties:
Key valuation metrics	6.00%	5.25%
Canada | Minimum | Terminal capitalization rate
Investment Properties:
Key valuation metrics	4.75%	4.25%
United States | Weighted average | Discount rate
Investment Properties:
Key valuation metrics	7.08%	6.45%
United States | Weighted average | Terminal capitalization rate
Investment Properties:
Key valuation metrics	6.02%	5.57%
United States | Maximum | Discount rate
Investment Properties:
Key valuation metrics	10.50%	10.25%
United States | Maximum | Terminal capitalization rate
Investment Properties:
Key valuation metrics	9.25%	9.25%
United States | Minimum | Discount rate
Investment Properties:
Key valuation metrics	6.15%	5.50%
United States | Minimum | Terminal capitalization rate
Investment Properties:
Key valuation metrics	5.25%	4.75%
Germany | Weighted average | Discount rate
Investment Properties:
Key valuation metrics	7.13%	6.48%
Germany | Weighted average | Terminal capitalization rate
Investment Properties:
Key valuation metrics	6.13%	5.50%
Germany | Maximum | Discount rate
Investment Properties:
Key valuation metrics	9.65%	11.00%
Germany | Maximum | Terminal capitalization rate
Investment Properties:
Key valuation metrics	8.90%	10.00%
Germany | Minimum | Discount rate
Investment Properties:
Key valuation metrics	5.80%	4.90%
Germany | Minimum | Terminal capitalization rate
Investment Properties:
Key valuation metrics	4.85%	4.30%
Austria | Weighted average | Discount rate
Investment Properties:
Key valuation metrics	8.68%	8.59%
Austria | Weighted average | Terminal capitalization rate
Investment Properties:
Key valuation metrics	7.40%	7.32%
Austria | Maximum | Discount rate
Investment Properties:
Key valuation metrics	9.90%	9.90%
Austria | Maximum | Terminal capitalization rate
Investment Properties:
Key valuation metrics	8.25%	7.90%
Austria | Minimum | Discount rate
Investment Properties:
Key valuation metrics	8.15%	8.15%
Austria | Minimum | Terminal capitalization rate
Investment Properties:
Key valuation metrics	6.75%	6.75%
Netherlands | Weighted average | Discount rate
Investment Properties:
Key valuation metrics	6.34%	5.43%
Netherlands | Weighted average | Terminal capitalization rate
Investment Properties:
Key valuation metrics	6.57%	5.73%
Netherlands | Maximum | Discount rate
Investment Properties:
Key valuation metrics	7.75%	6.85%
Netherlands | Maximum | Terminal capitalization rate
Investment Properties:
Key valuation metrics	9.00%	8.50%
Netherlands | Minimum | Discount rate
Investment Properties:
Key valuation metrics	5.60%	4.75%
Netherlands | Minimum | Terminal capitalization rate
Investment Properties:
Key valuation metrics	5.95%	5.00%